Leases - Summary of Weighted-Average Remaining Lease Terms and Discount Rates (Detail)	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted-average remaining lease term of operating leases (in years)	7 years	7 years
Weighted-average remaining lease term of finance leases (in years)	9 years 6 months	9 years 7 months 6 days
Weighted-average discount rate of operating leases	2.70%	3.00%
Weighted-average discount rate of finance leases	9.30%	12.50%